UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:  December 31, 2006
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Check here if Amendment [  ];       Amendment Number:
                                                      -----------

     This Amendment (check only one):  [  ] is a restatement
                                       [  ] add new holdings entries

Institutional Investment Manager Filing this Report:

Name:           PI Investment Management Limited
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Address:        5th Floor, Alexandra House, The Sweepstakes
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                Ballsbridge, Dublin 4, Ireland
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Form 13F File Number:    028-11988
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The institutional  investment  manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:           Patti Eyers
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Title:          Chief Operating Officer
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Phone:          011 353 1 6699220
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Signature, Place and Date of Signing:


            /s/ Patti Eyers                 Dublin, Ireland    February 8, 2007
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                  [Signature]               [City, State]           [Date]


Report Type (Check only one)
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[X]   13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                        0
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Form 13F Information Table Entry Total:                  27
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Form 13F Information Table Value Total:               $626,957
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                                                     (thousands)




List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.


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PI Investment Management 31.12.06                                                                     Column 8   Column 8  Column 8
                                      Title of               Value             Investment  Other       Voting     Voting    Voting
 Name of Issuer                         Class     CUSIP    ($1,000)    Shares  Discretion  Managers     Sole      Shared     None

 AFLAC INC COM STK USD0.10             Common   001055102   21,153    459,841     Sole       None     459,841
 ALTRIA GROUP INC COM USD0.333333      Common   02209S103   47,483    553,285     Sole       None     553,285
 AMER EXPRESS CO COM USD0.20           Common   025816109   16,795    276,822     Sole       None     276,822
 AUTO DATA PROCESS COM STK USD0.10     Common   053015103   12,560    255,025     Sole       None     255,025
 BECTON DICKINSON COM STK USD1         Common   075887109   11,707    166,889     Sole       None     166,889
 CHEESECAKE FACTORY COM STK USD0.01    Common   163072101   10,942    444,790     Sole       None     444,790
 CISCO SYSTEMS COM USD0.001            Common   17275R102   17,954    656,934     Sole       None     656,934
 EXXON MOBIL CORP COM STK NPV          Common   30231G102   38,308    499,912     Sole       None     499,912
 FASTENAL COM STK USD0.01              Common   311900104   16,271    453,482     Sole       None     453,482
 FED HOME LOAN MTG COM STK USD0.21     Common   313400301   15,470    227,833     Sole       None     227,833
 FISERV INC COM STK USD0.01            Common   337738108   14,649    279,458     Sole       None     279,458
 GEN DYNAMICS CORP COM STK USD1        Common   369550108   42,285    568,725     Sole       None     568,725
 GEN ELEC CO COM STK USD0.06           Common   369604103   36,945    992,882     Sole       None     992,882
 HOME DEPOT INC COM STK USD0.05        Common   437076102   17,197    428,220     Sole       None     428,220
 ILLINOIS TOOL WKS COM STK NPV         Common   452308109   16,285    352,557     Sole       None     352,557
 JOHNSON & JOHNSON COM STK USD1        Common   478160104   51,044    773,156     Sole       None     773,156
 JOHNSON CONTROLS COM USD0.16 2/3      Common   478366107   35,299    410,835     Sole       None     410,835
 LINEAR TECHNOLOGY COM STK USD0.001    Common   535678106   11,834    390,311     Sole       None     390,311
 MEDTRONIC INC COM STK USD0.10         Common   585055106   18,075    337,791     Sole       None     337,791
 NIKE INC CLASS B COM STK NPV          Common   654106103   14,543    146,855     Sole       None     146,855
 O REILLY AUTOMOTVE COM STK USD0.01    Common   686091109   14,437    450,318     Sole       None     450,318
 PRAXAIR INC COM STK USD0.01           Common   74005P104   20,800    350,585     Sole       None     350,585
 ROCKWELL COLLINS I COM STK USD0.01    Common   774341101   30,907    488,341     Sole       None     488,341
 SHERWIN-WILLIAMS COM STK USD1         Common   824348106   13,378    210,413     Sole       None     210,413
 TARGET CORP COM USD0.0833             Common   87612E106   14,824    259,834     Sole       None     259,834
 WALGREEN CO COM STK USD0.078125       Common   931422109   32,939    717,780     Sole       None     717,780
 WELLS FARGO & CO COM STK USD1 2/3     Common   949746101   32,874    924,459     Sole       None     924,459

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